REVENUE	12 Months Ended
Jun. 30, 2025
Revenue [abstract]
REVENUE	REVENUE

ACCOUNTING POLICIES
Revenue comprises the sale of gold bullion and silver bullion (produced as a by-product).
Revenue is measured based on the consideration specified in a contract with the customer, being South African bullion banks. The consideration is based on the gold price derived on the gold market on the day a contract is entered into with the bullion bank. The Group recognises revenue at a point in time when the Group transfers the gold bullion and silver bullion to the bullion bank and the sale price is fixed, as evidenced by deal confirmations. It is at this point that the customer obtains control of the gold and silver bullion, which is the settlement date specified in the contract.
On the settlement date the revenue can be measured reliably and the recovery of the consideration is probable. The customer is contractually obliged to make payment to the Group on the same day that the Group settles the contract and therefore no significant financing component exists.

Amounts in R million	2025	2024	2023

Gold revenue	7,864.3	6,229.7	5,489.7
Silver revenue	13.9	10.0	6.6
Total revenue	7,878.2	6,239.7	5,496.3

A disaggregation of revenue by operating segment is presented in note 24 OPERATING SEGMENTS.
MARKET RISK
Commodity price sensitivity
The Group's profitability and the cash flows are significantly affected by changes in the market price of gold which is sold in US
Dollars. The Group did not enter into any hedging arrangements during the year.
A change of 20% in the average US Dollar gold price received during the financial year would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables remain constant and specifically excludes the impact on income tax.

Amounts in R million	2025	2024	2023

20% increase in the US Dollar gold price	1,575.6	1,247.9	1,099.3
20% decrease in the US Dollar gold price	(1,575.6)	(1,247.9)	(1,099.3)

Exchange rate sensitivity
The Group's profitability and the cash flows are significantly affected by changes in the rand to the US Dollar exchange rate. The
Group did not enter into any hedging arrangements during the year.
A change of 10% (2024: 20%) in the average Rand to US Dollar exchange rate received during the financial year would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables remain constant and specifically excludes the impact on income tax.

Amounts in R million	2025	2024	2023

10% increase in the US Dollar exchange rate (2024 and 2023: 20%)	787.8	1,247.9	1,099.3
10% decrease in the US Dollar exchange rate (2024 and 2023: 20%)	(787.8)	(1,247.9)	(1,099.3)
Due to lower volatility in the Rand to US Dollar exchange rate the sensitivity has been reduced to 10% from 20% in 2024.